Accounts Receivable - Schedule of Accounts Receivable (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Gross accounts receivable		$ 1,675,000	$ 1,333,000
Allowance for bad debts		(476,000)	(457,000)
Accounts receivable, net	$ 911,000	$ 1,199,000	$ 876,000